NOTES PAYABLE	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 7 — NOTES PAYABLE

Notes payable consisted of the following at June 30, 2019 and December 31, 2018 (in thousands):

Year Issued	Interest Rate Range	Term of Notes	Conversion Price	Principal Outstanding June 30, 2019	Discount Amount June 30, 2019	Carrying Amount June 30, 2019	Shares Underlying Notes June 30, 2019	Principal Outstanding December 31, 2018	Discount Amount December 31, 2018	Carrying Amount December 31, 2018	Shares Underlying Notes December 31, 2018
Notes payable
2013	10%	Due on demand	—	$926	$—	$926	—	$909	$—	$909	—
2015	10%	Due on demand	—	—	—	—	—	10	—	10	—
2016	10% - 11%	Due on demand	—	833	—	833	—	843	—	843	—
2017	5% - 11%	Due on demand	—	—	—	—	—	2,575	—	2,575	—
2018	10% - 11%	Due on demand- 18 months	—	12,200	5,053	7,147	—	12,311	9,233	3,078	—
2019	11%	Due on demand - 6 months	—	2,960	—	2,960	—	—	—	—	—
				$16,919	$5,053	$11,866	—	$16,648	$9,233	$7,415	—
		Current		$15,719	$4,556	$11,163	—	$12,448	$6,054	$6,394	—
		Non-current		$1,200	$497	$703	—	$4,200	$3,179	$1,021	—
Notes payable - related party
2016	10%	Due on demand	—	270	—	270	—	270	—	270	—
2017	10%	Due on demand	—	27	—	27	—	39	—	39	—
2018	11%	Due on demand	—	159	—	159	—	159	—	159	—
2019	10%	Due on demand	—	14	—	14	—	—	—	—	—
				$470	$—	$470	—	$468	$—	$468	—
		Current		$470	$—	$470	—	$468	$—	$468	—
Convertible notes payable
2011	10%	5 years	$3.05	$—	$—	$—	$—	$300	$—	$300	98
2014	10%	Due on demand - 2 years	$3.05 - $3.60	538	—	538	192	519	—	519	184
2016	10%	1 year	$4.50	62	—	62	17	61	—	61	17
2017	10%	Due on demand - 1 year	$3.50 - $4.50	1,568	8	1,560	516	2,820	349	2,471	899
2018	6% - 10%	Due on demand - 2 years	$3.50 - $10.00	9,860	1,363	8,497	1,656	19,556	6,169	13,387	3,664
2019	10%	Due on demand - 1 year	$3.50 - $7.60	8,210	4,550	3,660	2,193	—	—	—	—
				$20,238	$5,921	$14,317	4,574	$23,256	$6,518	$16,738	4,862
		Current		$20,092	$5,814	$14,278	4,532	$16,604	$5,351	$11,253	3,981
		Non-current		$146	$107	$39	42	$6,652	$1,167	$5,485	881
Convertible notes payable - related party
2012	10%	Due on demand	$3.30	$200	$—	$200	64	$200	$—	$200	74
2015	10%	2 years	$4.50	200	—	200	61	200	—	200	58
2017	10%	2 years	$10.00	5,000	123	4,877	557	5,000	311	4,689	533
2018	10%	2 years	$10.00	9,400	497	8,903	1,018	9,400	871	8,529	972
				$14,800	$620	$14,180	1,700	$14,800	$1,182	$13,618	1,637
		Current		$14,800	$620	$14,180	1,700	$5,400	$311	$5,089	665
		Non-current		$—	$—	$—	—	$9,400	$871	$8,529	972
		Total		$52,427	$11,594	$40,833	6,274	$55,172	$16,933	$38,239	6,499

The weighted-average stated interest rates of notes payable were 10% as of June 30, 2019 and December 31, 2018. The weighted average effective interest rates of notes payable as of June 30, 2019 and December 31, 2018 were 49% and 35% respectively, after giving effect to discounts relating to beneficial conversion features and the fair value of warrants issued in connection with these notes. The notes payable and convertible notes payable contain no restrictive financial covenants or acceleration clauses associated with a material adverse change event. The holders of the convertible notes have the option to convert their notes into Company common stock at conversion prices ranging $3.05 to $10.00 per share during the terms of the notes. Certain notes with a $4.50 or a $10.00 stated conversion price in the second year of their two-year term are subject to automatic conversion into shares of Company common stock at a conversion price equal to 80% of the initial public offering price at the time of a qualified public offering. All notes due on demand are treated as current liabilities.

During the six months ended June 30, 2019, the Company and the holders of substantially all of its outstanding convertible promissory notes entered into amendments to amend the terms their notes to provide for an automatic conversion into shares of Company common stock at their respective conversion prices immediately prior to the effective time of the merger transaction with MYnd Analytics, Inc. As such, the conversion shares would be deemed outstanding immediately prior to the merger and would be converted into shares of MYnd Analytics, Inc. common stock as a result of the merger in the same manner as other outstanding shares of Company common stock based the merger “exchange ratio.” See Note 12 for information regarding the convertible notes subsequent to June 30, 2019.

Contractual principal payments due on notes payable are as follows (in thousands):

Year Ending
2019 (six months)	$28,962
2020	23,465
Total	$52,427

The Company estimated the total fair value of any beneficial conversion feature and accompanying warrants in allocating the note proceeds. The proceeds allocated to the beneficial conversion feature were determined by taking the estimated fair value of shares issuable under the convertible notes less the fair value of the number of shares that would be issued if the conversion rate equaled the fair value of Company common stock as of the date of issuance (see Note 2). The fair value of the warrants issued in conjunction with notes was determined using the Binominal Monte-Carlo Cliquet Option Pricing Model with the following inputs for the year ended December 31, 2018.

Year ended December 31, 2018
Stock price	$11.10
Exercise price	$11.30
Term	5 years
Risk‑free interest rate	3.05%
Expected dividend yield	—
Expected volatility	70.0%

With respect to the notes that included both a beneficial conversion feature and a warrant, the proceeds were allocated to the beneficial conversion feature and the warrant based on their respective pro rata fair values.

The Company did not issue any notes with warrants in the six months ended June 30, 2019.